Supplemental Financial Information (Tables)	3 Months Ended
Mar. 31, 2014
Supplemental Financial Information [Abstract]
Accounts Receivable, Net
Accounts receivable, net, consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Trade	$773.6	$869.8
Other	18.3	14.3
	791.9	884.1
Allowance for doubtful accounts	(12.3)	(28.4)
	$779.6	$855.7

Other Current Assets
Other current assets consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Inventory	$262.1	$256.4
Prepaid taxes	76.1	88.1
Deferred costs	55.6	47.4
Assets held for sale	53.7	8.6
Short-term investments	50.0	50.0
Prepaid expenses	28.2	18.5
Deferred tax assets	22.9	23.1
Derivative assets	12.2	11.6
Other	9.5	10.2
	$570.3	$513.9

Other Assets, Net
Other assets, net, consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Deferred costs	$76.0	$59.1
Intangible assets	75.3	83.8
Prepaid taxes on intercompany transfers of property	48.6	50.2
Unbilled receivables	44.0	51.9
Supplemental executive retirement plan assets	39.2	37.7
Warranty and other claim receivables	30.6	30.6
Deferred tax assets	29.3	25.2
Other	13.5	14.2
	$356.5	$352.7

Accrued Liabilities And Other
Accrued liabilities and other consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Personnel costs	$176.7	$242.0
Deferred revenue	156.1	169.8
Taxes	93.8	84.2
Accrued interest	34.3	68.0
Advance payment received on sale of assets	3.3	33.0
Customer pre-payments	—	20.0
Other	29.3	41.7
	$493.5	$658.7

Other Liabilities
Other liabilities consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Deferred revenue	$244.7	$217.6
Unrecognized tax benefits (inclusive of interest and penalties)	156.6	148.0
Intangible liabilities	62.2	69.1
Supplemental executive retirement plan liabilities	41.9	40.5
Personnel costs	30.5	37.2
Other	33.2	33.3
	$569.1	$545.7

Accumulated other comprehensive income	Accumulated other comprehensive income consisted of the following (in millions):

	March 31, 2014	December 31, 2013
Derivative Instruments	$26.0	$20.6
Other	(2.4)	(2.4)
	$23.6	$18.2